Barclays PLC parent company balance sheet	6 Months Ended
Jun. 30, 2019
Barclays PLC parent company balance sheet
Barclays PLC parent company balance sheet

21. Barclays PLC parent company balance sheet

	As at	As at
	30.06.19	31.12.18
Assets	£m	£m
Investment in subsidiaries	60,902	57,374
Loans and advances to subsidiaries	29,800	29,374
Financial assets at fair value through the income statement	10,774	6,945
Derivative financial instruments	138	168
Other assets	109	115
Total assets	101,723	93,976

Liabilities
Deposits at amortised cost	519	576
Debt securities in issue	32,489	32,373
Subordinated liabilities	7,976	6,775
Financial liabilities designated at fair value	3,514	-
Other liabilities	99	72
Total liabilities	44,597	39,796

Equity
Called up share capital	4,311	4,283
Share premium account	183	28
Other equity instruments	12,137	9,633
Other reserves	394	394
Retained earnings	40,101	39,842
Total equity	57,126	54,180

Total liabilities and equity	101,723	93,976

Investment in subsidiaries

The investment in subsidiaries of £60,902m (December 2018: £57,374m) predominantly relates to investments in Barclays Bank PLC and Barclays Bank UK PLC, as well as holdings of their AT1 securities of £12,200m (December 2018: £9,666m). The increase of £3,528m during the period was predominantly driven by capital contributions into Barclays Bank PLC totalling £995m and additional AT1 holdings of $2,000m and £1,000m.

Financial assets and liabilities designated at fair value

Financial liabilities designated at fair value of £3,514m (December 2018: £nil) comprises issuances during the period totalling $2,750m Fixed-to-Floating Rate Senior Notes, £600m Fixed Rate Senior Notes, AUD940m Fixed and Floating Rate Senior Notes and ¥20,000m Fixed-to-Floating Rate Bonds. The proceeds raised through these transactions were used to invest in subsidiaries of Barclays PLC which are included within the financial assets designated at fair value through the income statement balance of £10,774m (December 2018: £6,945m).

Subordinated liabilities

During H119, Barclays PLC issued $1,500m of Fixed-to-Floating Rate Subordinated Notes, which are included within the subordinated liabilities balance of £7,976m (December 2018: £6,775m).

Other equity instruments

Other equity instruments comprises AT1 securities issued by Barclays PLC. There have been two issuances during the period, with principal amounts totalling $2,000m and £1,000m.

Management of internal investments, loans and advances

Barclays PLC retains the discretion to manage the nature of its internal investments in subsidiaries according to their regulatory and business needs. Barclays PLC may invest capital and funding into Barclays Bank PLC, Barclays Bank UK PLC and other Barclays Group subsidiaries such as the Group Service Company and the US Intermediate Holding Company (IHC).